EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE
Schedule of earnings per share

	Years ended December 31,
(Number of common shares in thousands)	2021	2020
Basic weighted average shares outstanding:	1,259,059	1,257,163
Weighted average shares dilution adjustments:
Stock options(a)	1,942	3,218
Restricted share units	3,203	2,929
Restricted performance share units	4,942	4,660
Diluted weighted average shares outstanding	1,269,146	1,267,970

Weighted average shares dilution adjustments - exclusions:(b)
Stock options (a)	—	165
Restricted share units	—	—
Restricted performance share units	—	—